INCOME TAX - Movements Of Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Valuation Allowance
Balance at beginning of the year	¥ 354,306	¥ 334,848	¥ 250,032
Change of valuation allowance	(29,279)	19,458	84,816
Balance at end of the year	¥ 325,027	¥ 354,306	¥ 334,848